United States Securities and Exchange Commission

Form 13F


"Report for the Calendar Year or Quarter Ended: March 31, 2007"
Check here if Amendment [    ]

Institutional Investment Manager Filing This Report:

"Name:  Foster & Motley, Inc."
"Address:  6725 Miami Road, Suite 200"
"                Cincinnati, OH  45243"


Form 13F File Number:  028-10084

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all " "information contained herein is true, correct and complete, " "and that it is understood that all required items, statements, " "lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elizabeth M. Green
Title:  Principal
Phone:  513-561-6640

"Signature, Place, and Date of Signing:"

"Electronic signature of Elizabeth M. Green, Cincinnati, OH, May 11,2007"


Report Type:
[X] 13F Holdings Report

Form 13F Summary Page


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 114
Form 13F Information Table Value Total:  221,476(thousands)

List of Other Included Managers:  None

			Form 13F Information Table

	Title of		Value	 	Investment	Other	Voting Auth
Name of Issuer	Class	Cusip	(x$1000)	Shares	Discretion	Managers	Sole
Abbott Laboratories	com	002824100	"2,093"	"37,511"	sole		"37,511"
Aetna Inc.	com	00817Y108	278	"6,351"	sole		"6,351"
AFLAC Inc.	com	001055102	"4,162"	"88,431"	sole		"88,431"
AT & T	com	001957109	"3,355"	"85,093"	sole		"85,093"
Allstate Corp	com	020002101	"1,412"	"23,512"	sole		"23,512"
Altria Group Inc	com	02209S103	222	"2,527"	sole		"2,527"
American Int'l Group Inc.	com	026874107	"1,793"	"26,669"	sole		"26,669"
Amgen Inc	com	031162100	"1,860"	"33,291"	sole		"33,291"
Analog Devices	com	032654105	"1,143"	"33,135"	sole		"33,135"
Applied Materials Inc	com	038222105	455	"24,840"	sole		"24,840"
B C E  Inc.	com	05534B109	"1,639"	"57,946"	sole		"57,946"
Baker Hughes Inc	com	057224107	701	"10,605"	sole		"10,605"
Bank of America	com	060505104	"3,259"	"63,867"	sole		"63,867"
Becton Dickinson	com	075887109	"3,636"	"47,283"	sole		"47,283"
Best Buy	com	086516101	734	"15,072"	sole		"15,072"
Blackrock Muni 2008 Term	com	09247K109	265	"17,300"	sole		"17,300"
BP PLC	com	055622104	"1,104"	"17,051"	sole		"17,051"
Brown Forman Corp	com	115637209	"2,584"	"39,415"	sole		"39,415"
Caterpillar Inc	com	149123101	"4,068"	"60,693"	sole		"60,693"
Cerner Corp	com	156782104	299	"5,492"	sole		"5,492"
Centerline Holding Company	sh ben int	160908109	966	"49,936"	sole		"49,936"
Chevron Corp	com	166764100	"3,651"	"49,368"	sole		"49,368"
Cincinnati Financial Cp	com	172062101	388	"9,149"	sole		"9,149"
Cisco Systems Inc.	com	17275R102	"3,742"	"146,570"	sole		"146,570"
Citigroup Inc.	com	172967101	"6,004"	"116,949"	sole		"116,949"
Coca Cola Co	com	191216100	586	"12,199"	sole		"12,199"
Colgate-Palmolive	com	194162103	"1,538"	"23,025"	sole		"23,025"
ConocoPhillips	com	208250104	"4,131"	"60,445"	sole		"60,445"
Constellation Energy Co	com	210371100	343	"3,950"	sole		"3,950"
Danaher Corp	com	235851102	927	"12,970"	sole		"12,970"
Darden Restaurants	com	237194105	"3,754"	"91,140"	sole		"91,140"
Duke Energy	com	264399106	249	"12,248"	sole		"12,248"
Eaton Corp	com	278058102	"5,118"	"61,245"	sole		"61,245"
Exelon Corporation	com	30161N101	"2,424"	"35,280"	sole		"35,280"
Exxon Mobil Corporation	com	30231G102	"2,574"	"34,109"	sole		"34,109"
Fifth Third Bancorp	com	316773100	"2,991"	"77,308"	sole		"77,308"
Firstenergy	com	337932107	"1,659"	"25,040"	sole		"25,040"
Fiserv Inc.	com	337738108	"1,971"	"37,150"	sole		"37,150"
Franklin Resources	com	354613101	"4,325"	"35,798"	sole		"35,798"
Freddie Mac	com	313400301	252	"4,230"	sole		"4,230"
General Dynamics	com	369550108	"1,958"	"25,625"	sole		"25,625"
General Electric	com	369604103	"2,476"	"70,026"	sole		"70,026"
General Mill	com	370334104	"1,797"	"30,865"	sole		"30,865"
Goldman Sachs Group	com	38141G104	"1,776"	"8,595"	sole		"8,595"
Hewlett Packard Co	com	428236103	"4,718"	"117,554"	sole		"117,554"
Home Depot Inc.	com	437076102	493	"13,407"	sole		"13,407"
Illinois Tool Works	com	452308109	"3,812"	"73,880"	sole		"73,880"
Intel Corp	com	458140100	441	"23,069"	sole		"23,069"
Intl Business Machines	com	459200101	"3,883"	"41,193"	sole		"41,193"
J P Morgan Chase	com	46625H100	342	"7,076"	sole		"7,076"
Johnson & Johnson	com	478160104	"4,848"	"80,449"	sole		"80,449"
Johnson Ctls Inc	com	478366107	480	"5,070"	sole		"5,070"
Kimberly-Clark Corp	com	494368103	552	"8,065"	sole		"8,065"
Kimco Realty Corp	com	49446R109	221	"4,530"	sole		"4,530"
Kndr Mgn Engy Ptnrs	UT LTD PTNR	494550106	345	"6,540"	sole		"6,540"
Kinder Morgan Inc	com	49455P101	955	"8,970"	sole		"8,970"
Kohls Corp	com	500255104	333	"4,345"	sole		"4,345"
Latin American Equity Fd	com	51827Q106	295	"6,672"	sole		"6,672"
"Lilly, Eli & Co."	com	532457108	483	"9,000"	sole		"9,000"
Lincoln National Corp.	com	534187109	340	"5,016"	sole		"5,016"
Lowes Companies	com	548661107	"1,437"	"45,624"	sole		"45,624"
Manpower Inc	com	56418H100	901	"12,215"	sole		"12,215"
Marathon Oil Co	com	565849106	803	"8,126"	sole		"8,126"
Marriott Intl	com	571903202	623	"12,725"	sole		"12,725"
Martin Marietta Materials	com	573284106	221	"1,635"	sole		"1,635"
Masco Corp	com	574599106	315	"11,486"	sole		"11,486"
McGraw Hill Companies	com	580645109	"2,597"	"41,308"	sole		"41,308"
Medtronic	com	585055106	260	"5,308"	sole		"5,308"
Merck & Co	com	589331107	318	"7,193"	sole		"7,193"
Meredith Corp	com	589433101	"1,388"	"24,180"	sole		"24,180"
Merrill Lynch & Co.	com	590188108	782	"9,570"	sole		"9,570"
Microsoft Corp	com	594918104	"4,865"	"174,571"	sole		"174,571"
MS Dean Witter	com	617446448	"2,356"	"29,908"	sole		"29,908"
MS Emerging Mkts Fd	com	61744G107	"1,256"	"48,249"	sole		"48,249"
Motorola Inc	com	620076109	354	"20,038"	sole		"20,038"
Muni Mtg & Eqty LLC	growth shs	62624B101	613	"21,500"	sole		"21,500"
Mylan Laboratories Inc	com	628530107	543	"25,684"	sole		"25,684"
Nabors Industries	com	629568106	"2,686"	"90,545"	sole		"90,545"
National Fuel Gas Co	com	636180101	867	"20,036"	sole		"20,036"
Nike Inc Cl B	CL B	654106103	"2,775"	"26,116"	sole		"26,116"
Nokia Corp 	Spon ADR	654902204	469	"20,455"	sole		"20,455"
Norfolk Southern Corp	com	655844108	"2,470"	"48,815"	sole		"48,815"
Northrop Grumman Corp	com	666807102	905	"12,193"	sole		"12,193"
Nucor Corp	com	670346105	"4,217"	"64,744"	sole		"64,744"
Omnicom Group	com	681919106	"1,788"	"17,465"	sole		"17,465"
Oracle Corp	com	68389X105	257	"14,185"	sole		"14,185"
Penney J C	com	708160106	"3,904"	"47,515"	sole		"47,515"
PepsiCo Inc.	com	713448108	"4,697"	"73,924"	sole		"73,924"
Pfizer Inc	com	717081103	"3,651"	"144,547"	sole		"144,547"
Pinnacle West Capital	com	723484101	"2,125"	"44,035"	sole		"44,035"
PPL Corp	com	69351T106	748	"18,280"	sole		"18,280"
Procter & Gamble	com	742718109	"9,496"	"150,343"	sole		"150,343"
Roper Industries 	com	776696106	"1,479"	"26,953"	sole		"26,953"
Royl Dut Shll A ADR	Spon ADR	021811572	"1,311"	"19,779"	sole		"19,779"
Safeco Corp	com	786429100	"2,458"	"36,995"	sole		"36,995"
Schlumberger LTD	com	806857108	"3,182"	"46,050"	sole		"46,050"
SEI Investments Co	com	784117103	655	"10,880"	sole		"10,880"
SLM Holding	com	784522P106	"1,002"	"24,490"	sole		"24,490"
Sun Trust Banks	com	867914103	286	"3,447"	sole		"3,447"
Target Corp	com	87612E106	"3,691"	"62,287"	sole		"62,287"
Telecom New Zealand	Spon ADR	879278208	691	"25,411"	sole		"25,411"
Telefca de Esp ADS	Spon ADR	879382208	"1,376"	"20,730"	sole		"20,730"
Tmpletn Em Mkts Inc	com	880192109	"1,209"	"84,638"	sole		"84,638"
Tmpletn Global Inc Fd	com	880198106	146	"15,090"	sole		"15,090"
Texas Instruments	com	882508104	"1,837"	"61,030"	sole		"61,030"
Total Fina S.A. ADS	Spon ADR	89151E109	"1,643"	"23,546"	sole		"23,546"
TXU Corp	com	873168108	"1,444"	"22,520"	sole		"22,520"
Union Pacific	com	907818108	931	"9,170"	sole		"9,170"
United Technologies	com	913017109	"2,067"	"31,797"	sole		"31,797"
UnitedHealth Group	com	91324P102	"4,242"	"80,085"	sole		"80,085"
US Bancorp	com new	902973304	"4,802"	"137,316"	sole		"137,316"
VF Corp	com	918204108	690	"8,355"	sole		"8,355"
Valspar Corp	com	920355104	"1,789"	"64,295"	sole		"64,295"
Verizon Communications	com	92343V104	203	"5,351"	sole		"5,351"
Vulcan Materials	com	929160109	366	"3,139"	sole		"3,139"
Wachovica Corp	com	929903102	"2,859"	"51,942"	sole		"51,942"
Wal-Mart Stores Inc.	com	931142103	248	"5,272"	sole		"5,272"
Washington Mutual Inc	com	939322103	"1,522"	"37,690"	sole		"37,690"
Wells Fargo & Co	com	949746101	"4,482"	"130,189"	sole		"130,189"
Western Asset.Muni Fd	com	45880P104	259	"28,400"	sole		"28,400"
Western Asset Mgnd High Inc	com	56166C105	113	"16,200"	sole		"16,200"
Wyeth	com	983024100	603	"12,048"	sole		"12,048"